Derivative Liability - Schedule of Valuation Assumption of Derivative Liability (Details)	Jun. 30, 2026	Mar. 31, 2026
Risk-Free Interest Rate [Member]
Schedule of Valuation Assumption of Derivative Liability [Line Items]
Valuation assumptions	0.04	0.0376
Expected Volatility [Member]
Schedule of Valuation Assumption of Derivative Liability [Line Items]
Valuation assumptions	0.832	0.772
Remaining Contractual Term (Years) [Member]
Schedule of Valuation Assumption of Derivative Liability [Line Items]
Valuation assumptions	0.65	0.92